Equity - Consolidated financial statements of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets	$ 654,843	$ 721,809
Current assets	817,604	1,036,961
Non-current liabilities	189,588	394,882
Current liabilities	448,614	494,002
CONSOLIDATED INCOME STATEMENTS
Sales	1,643,939	1,650,034	$ 2,597,916
Operating (loss) profit	38,181	196,940	660,547
(Loss) profit before tax	37,052	156,018	591,811
Total Profit for the year	20,800	98,478	443,828
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows provided by (used in) operating activities	243,258	178,372	405,018
Cash flows used in investing activities	(66,937)	(81,806)	(51,774)
Cash flows(used in) provided by financing activities	(175,508)	(282,147)	(140,458)
Exchange differences on cash and cash equivalents in foreign currencies	(5,191)	287	(6,506)
Beginning balance of cash and cash equivalents	136,470	317,935
Ending balance of cash and cash equivalents	132,973	136,470	317,935
Quebec Silicon Limited Partnership
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets	34,440	39,543	64,291
Current assets	53,667	68,073	53,830
Non-current liabilities	17,317	11,908	18,719
Current liabilities	11,529	26,378	21,201
CONSOLIDATED INCOME STATEMENTS
Sales	108,582	148,313	102,865
Operating (loss) profit	2,640	22,151	2,897
(Loss) profit before tax	2,500	21,561	2,195
Total Profit for the year	1,035	10,679	1,015
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows provided by (used in) operating activities	(4,097)	31,000	(10,037)
Cash flows used in investing activities	(7,484)	(6,725)	(1,525)
Cash flows(used in) provided by financing activities	(786)		905
Exchange differences on cash and cash equivalents in foreign currencies	(424)		10
Beginning balance of cash and cash equivalents	30,224	5,949	16,596
Ending balance of cash and cash equivalents	17,433	30,224	5,949
WVA Manufacturing, LLC
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets	79,123	87,698	78,992
Current assets	74,289	71,329	86,847
Non-current liabilities	5,079	6,660	7,108
Current liabilities	26,632	26,770	53,680
CONSOLIDATED INCOME STATEMENTS
Sales	194,643	211,118	187,854
Operating (loss) profit	(4,513)	13,513	8,306
(Loss) profit before tax	(4,516)	13,513	8,155
Total Profit for the year	(1,434)	5,466	3,075
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows provided by (used in) operating activities	17,497	18,712	(5,934)
Cash flows used in investing activities	(8,054)	(13,107)	(8,304)
Beginning balance of cash and cash equivalents	26,727	21,122	35,360
Ending balance of cash and cash equivalents	$ 36,169	$ 26,727	$ 21,122